S000000715 [Member] Investment Objectives and Goals - Western Asset Inflation Indexed Plus Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET INFLATION INDEXED PLUS BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize total return, consistent with preservation of capital.